Customers’ Refundable Fees - Schedule of Customers' Refundable Fees (Details) - CNY (¥) ¥ in Thousands	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Customers' Refundable Fees [Abstract]
Balance at the beginning of the period	¥ 15,879	¥ 31,554
Cash received from customers	16,162	7,916
Cash refunded to customers	(446)	(1,654)
Revenue recognized	(10,485)	(5,953)
Balance at the end of the period	¥ 21,110	¥ 31,863